Stockholders’ Deficit	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders’ Deficit

Note 13. Stockholders’ Deficit

Common Stock

The Company had the following issuances of common stock during the year ended December 31, 2021 (in thousands, except share and per share data):

Transaction Type	Quantity (Shares)	Valuation	Range of Value per Share
Stock-based compensation for issuance and amortization of restricted stock awards to employees, executives, and directors	280,916	$609	$.40 to $1.60
Total	280,916	$609	$.40 to $1.60

Treasury Stock

During the years ended December 31, 2021 and 2020, the Company did not repurchase any shares of its common stock and held 875,621 shares in treasury as of December 31, 2021 and 2020.